Recapitalization (Details) - Schedule of shares of Class A common stock issued immediately following the consummation of the business combination	9 Months Ended
Sep. 30, 2021 shares
Schedule of shares of Class A common stock issued immediately following the consummation of the business combination [Abstract]
Class A ordinary shares of LIVK outstanding prior to the Business Combination	8,050,000
Less: redemption of LIVK’s Class A ordinary shares	(7,479,065)
Shares of LIVK’s Class A ordinary shares	570,935
Shares held by LIVK’s sponsor and its affiliates	2,082,500
Shares issued in the PIPE Financing	2,760,000
Shares issued to convert Legacy AgileThought’s preferred stock to Class A common stock	2,000,000
Shares issued to Legacy AgileThought’s common stock holders	34,557,480
Total shares of Class A common stock immediately after the Business Combination	41,970,915